SCHEDULE OF DEBT (Details) - USD ($)		Feb. 28, 2022	Oct. 14, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 15, 2021	Sep. 16, 2021	Jul. 09, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 31, 2020	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 20, 2017
Short-Term Debt [Line Items]
Total				$ 872,912	$ 730,532								$ 896,584
Current portion of debt				(872,912)	(730,532)								(896,584)
Long-term portion of debt
Convertible Notes Payable				$ 398,691	316,974								$ 10,762
Debt Instrument, Convertible, Conversion Price				$ 0.002135									$ 0.00906
Debt Instrument, Face Amount					$ 39,167	$ 35,677		$ 41,000	$ 35,340	$ 64,554	$ 114,660	$ 60,000		$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 495,000
Interest Payable							$ 157,559
Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term			1 year
Debt Instrument, Interest Rate, Stated Percentage			10.00%		0.00%
Debt Instrument, Face Amount					$ 592,004
Factor [Member]
Short-Term Debt [Line Items]
Total				$ 387,535	387,535								$ 387,535
Compaction And Recycling Equipment Inc [Member]
Short-Term Debt [Line Items]
Total	[1]												315,810
Debt Instrument, Interest Rate, Stated Percentage																			7.00%
Columbia Financial Services Inc [Member]
Short-Term Debt [Line Items]
Total	[1]												179,190
Debt Instrument, Interest Rate, Stated Percentage																			7.00%
Secured Notes Payable [Member]
Short-Term Debt [Line Items]
Total	[2]			306,250
Short-Term Capital Lease [Member]
Short-Term Debt [Line Items]
Total				5,574	5,574								5,574
Note Issued [Member]
Short-Term Debt [Line Items]
Total				49,179	189,179
Loans Payable To Officer [Member]
Short-Term Debt [Line Items]
Total				55,539	44,038
Sales Tax Payable [Member]
Short-Term Debt [Line Items]
Total					28,368
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Total				68,835	$ 75,838
Debt Instrument, Interest Rate, Stated Percentage					15.00%
Note Purchase Agreement [Member] | B H P Capital N Y Inc And Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable		$ 187,500
Debt Instrument, Maturity Date		Feb. 28, 2023
Debt Instrument, Convertible, Conversion Price		$ 0.0005
Debt Instrument, Term		1 year
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Note Purchase Agreement [Member] | B H P Capital N Y Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				187,500
Interest Payable				18,750
Note Purchase Agreement [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				187,500
Interest Payable				$ 18,750
Loans Payable [Member]
Short-Term Debt [Line Items]
Total					$ 44,038								$ 8,475

[1]	On September 16, 2021, the Company entered into a Release and Settlement Agreement (the “Settlement Agreement”) with Gordon Boorse pertaining to the outstanding principal and interest outstanding on the Notes issued by the Company in the purchase of Compaction and Recycling Equipment, Inc. (the “CARE Note”) and Columbia Financial Services, Inc, (the “CFSI Note”). Under the terms of the Settlement Agreement, the Company abandoned all claims against Boorse with respect to its purchase of CARE and CFSI, and Boorse forgave the outstanding principal ($495,000) and interest ($157,559) due under the CARE and CFSI Notes.
[2]	On February 28, 2022, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of $187,500. The Notes are convertible, in whole or in part, after the occurrence of any Event of Default. The Holders shall have the right at any time, and from time to time, on or after the Issue Date to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to these Notes into fully paid and non-assessable shares of Common Stock before maturity (February 28, 2023) at the option of the holders at the Fixed Conversion Price that shall be $0.0005 To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Notes have a term of one (1) year and provide for a one-time interest charge of 10%. The transaction closed on February 28, 2022. As of March 31, 2022, $187,500 principal plus $18,750 interest were due on the BHP Note and $$187,500 principal plus $18,750 interest were due on the Quick Capital Note.